INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Series One [Member]
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	$ 0	$ 0
Series Two [Member]
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	0	0
Series Three [Member]
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	0	96,093
Series Four [Member]
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	0	0
Series Five [Member]
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	0	0
Series Six [Member]
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	$ 0	$ 0